SCHEDULE OF CARRYING VALUE OF LOANS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Notes and other explanatory information [abstract]
Balance, December 31, 2024	$ 2,351,747	$ 3,383,929	$ 2,703,154
Accretion of discount on loan payable			109,080
Interest expense		1,777,174	587,043
Debt modification cost			(250,109)
Foreign exchange impact		(689,155)	234,761
Proceeds, net of arrangement fee		8,302,355
Debt issuance costs allocated to liability component		(89,947)
Residual value allocated to equity component		(532,967)
Balance, December 31, 2025	$ 8,860,960	$ 12,151,389	$ 3,383,929